Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix)	$ (2,907)	$ (2,013)
Interest received	13	56
Interest paid	(8)
Income tax paid		(3)
Net cash flow used in operating activities	(2,902)	(1,960)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(233)	(1)
Payments for acquisitions of associate and financial assets at fair value through profit or loss	(1,616)
Net cash flow generated from (used in) investing activities	(1,849)	(1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuance costs of Subsidiary	2,858
Principal elements of lease liability	(60)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuance costs	5,044
Net cash flow generated from financing activities	7,842
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,091	(1,961)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	7,036	10,625
GAIN FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	45	123
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	10,172	8,787
Net cash used in operations:
Loss for the period before taxes on income	(3,599)	(1,808)
Adjustment in respect of:
Retirement benefit obligation, net		(74)
Gain from exchange differences on cash and cash equivalents	(45)	(123)
Depreciation and amortization	102	11
Interest received	(13)	(56)
Interest expenses	8
Profit on change in the fair value of warrants issued to investors	(789)	(7)
Stock-based compensation in connection with options granted to employees and service providers	880	166
Net change in the fair value of financial assets at fair value through profit or loss	323
Share of losses of associate company	138
Amortization of excess purchase price of an associate (see note 4)	546
Changes in operating asset and liability items:
Increase in accounts receivable - trade	(4)	(4)
Decrease (increase) in other current assets	(295)	39
Increase (decrease) in accounts payables - trade and customer advance payment	236	(161)
Decrease in accrued compensation expenses	(110)	(181)
Increase in contract liabilities	170	583
Decrease in other current liabilities	(153)	(90)
Increase in inventory	(302)	(308)
Net cash used in operations	$ (2,907)	$ (2,013)